WARRANTS AND DERIVATIVE WARRANT LIABILITY (Details 1) (USD $)		9 Months Ended							12 Months Ended						12 Months Ended
	Sep. 30, 2013	Sep. 30, 2013 Consultant [Member]	Sep. 30, 2013 Financing 2009 [Member]	Sep. 30, 2013 Financing 2010 [Member]	Sep. 30, 2013 Financing 2011 [Member]	Sep. 30, 2013 Financing 2012 [Member]	Sep. 30, 2013 Financing 2013 [Member]	Dec. 31, 2012 Equity Classified Warrants [Member]	Dec. 31, 2012 Equity Classified Warrants [Member] Consultant [Member]	Dec. 31, 2012 Equity Classified Warrants [Member] Financing 2009 [Member]	Dec. 31, 2012 Equity Classified Warrants [Member] Financing 2010 [Member]	Dec. 31, 2012 Equity Classified Warrants [Member] Financing 2011 [Member]	Dec. 31, 2012 Equity Classified Warrants [Member] Financing 2012 [Member]	Dec. 31, 2012 Liability Classified Warrants [Member]	Dec. 31, 2012 Liability Classified Warrants [Member] Financing 2008 [Member]
Number of shares (in shares)	10,266,597	1,178,759	1,455,516	1,022,943	1,936,785	367,740	4,304,854	6,974,369	2,262,759	1,455,516	1,022,943	1,936,785	296,366	8,513,984	1,539,615
Weighted Average Exercise price (in dollars per share)		$ 2.27	$ 3.00	$ 3.38	$ 3.24	$ 3.00	$ 1.95		$ 1.64	$ 3.00	$ 3.38	$ 3.24	$ 3.00		$ 1.50
Expiration		October 2013 through January 2018	February 2014 through September 2014	January 2015 through May 2015	January 2016 through April 2016	December 2017 through January 2018	December 2017 through August 2018		January 2013 through June 2017	February 2014 through September 2014	January 2015 through May 2015	January 2016 through April 2016	December 2017		July 2013 through August 2013